Accounts receivable - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Percentage of customer balance account receivable	16.00%	24.00%
Accounts receivable in aggregate amount	$ 3.7	$ 6.7